AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 21.5%
Banks – 6.0%
Bank OZK(a)	196,694	$6,726,935
JPMorgan Chase & Co.	197,093	25,683,189
Wells Fargo & Co.	455,307	17,019,375

		49,429,499

Capital Markets – 3.0%
Goldman Sachs Group, Inc. (The)	19,889	6,505,891
Houlihan Lokey, Inc.	107,834	9,434,396
Nasdaq, Inc.	102,493	5,603,292
Raymond James Financial, Inc.	33,510	3,125,478

		24,669,057

Financial Services – 9.2%
Berkshire Hathaway, Inc. - Class B(b)	111,612	34,462,437
Mastercard, Inc. - Class A	75,438	27,414,924
PayPal Holdings, Inc.(b)	183,345	13,923,219

		75,800,580

Insurance – 3.3%
American International Group, Inc.	128,187	6,455,498
Axis Capital Holdings Ltd.	254,462	13,873,268
MetLife, Inc.	111,166	6,440,958

		26,769,724

		176,668,860

Health Care – 18.6%
Biotechnology – 8.4%
Amgen, Inc.	92,520	22,366,710
Gilead Sciences, Inc.	341,900	28,367,443
Regeneron Pharmaceuticals, Inc.(b)	22,115	18,171,232

		68,905,385

Health Care Providers & Services – 7.1%
Cigna Group (The)	54,314	13,878,857
Elevance Health, Inc.	72,151	33,175,751
Quest Diagnostics, Inc.	84,537	11,960,295

		59,014,903

Pharmaceuticals – 3.1%
Roche Holding AG (Sponsored ADR)	706,085	25,320,208

		153,240,496

Industrials – 18.4%
Aerospace & Defense – 5.0%
Curtiss-Wright Corp.	34,930	6,156,762
Raytheon Technologies Corp.	223,957	21,932,109
Textron, Inc.	183,380	12,952,129

		41,041,000

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	52,602	5,792,532

Company	Shares	U.S. $ Value

Building Products – 0.8%
Builders FirstSource, Inc.(b)	78,449	$6,964,702

Construction & Engineering – 0.9%
EMCOR Group, Inc.	43,703	7,105,671

Electrical Equipment – 3.3%
Acuity Brands, Inc.	27,108	4,953,445
Emerson Electric Co.	90,451	7,881,900
nVent Electric PLC	325,759	13,988,091

		26,823,436

Ground Transportation – 1.2%
Knight-Swift Transportation Holdings, Inc.	174,029	9,846,561

Machinery – 3.1%
Middleby Corp. (The)(b)	33,653	4,933,866
PACCAR, Inc.	203,312	14,882,439
Westinghouse Air Brake Technologies Corp.	56,729	5,733,033

		25,549,338

Professional Services – 2.8%
Leidos Holdings, Inc.	33,889	3,119,821
Maximus, Inc.	136,372	10,732,477
Robert Half International, Inc.	114,319	9,210,682

		23,062,980

Trading Companies & Distributors – 0.6%
MSC Industrial Direct Co., Inc. - Class A	60,804	5,107,536

		151,293,756

Information Technology – 7.8%
Communications Equipment – 2.9%
Cisco Systems, Inc.	461,386	24,118,953

Electronic Equipment, Instruments & Components – 1.6%
IPG Photonics Corp.(b)	53,814	6,635,804
Keysight Technologies, Inc.(b)	39,698	6,410,433

		13,046,237

IT Services – 1.6%
Accenture PLC - Class A	46,332	13,242,149

Semiconductors & Semiconductor Equipment – 1.7%
NXP Semiconductors NV	37,917	7,070,573
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	74,642	6,943,199

		14,013,772

		64,421,111

Consumer Staples – 7.6%
Consumer Staples Distribution & Retail – 2.6%
Kroger Co. (The)	65,979	3,257,383
Target Corp.	112,154	18,576,067

		21,833,450

Company	Shares	U.S. $ Value

Food Products – 0.4%
Kraft Heinz Co. (The)	83,952	$3,246,424

Tobacco – 4.6%
Philip Morris International, Inc.	386,570	37,593,933

		62,673,807

Energy – 6.9%
Energy Equipment & Services – 0.9%
Helmerich & Payne, Inc.	199,496	7,131,982

Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	98,784	16,117,597
ConocoPhillips	82,393	8,174,210
EOG Resources, Inc.	102,950	11,801,159
Phillips 66	134,756	13,661,563

		49,754,529

		56,886,511

Consumer Discretionary – 6.7%
Automobile Components – 1.1%
BorgWarner, Inc.	187,149	9,190,887

Distributors – 1.1%
LKQ Corp.	160,594	9,115,316

Hotels, Restaurants & Leisure – 1.7%
Booking Holdings, Inc.(b)	2,740	7,267,604
Choice Hotels International, Inc.	59,032	6,917,960

		14,185,564

Household Durables – 0.4%
DR Horton, Inc.	30,794	3,008,266

Specialty Retail – 2.4%
Lowe’s Cos., Inc.	63,784	12,754,886
Ulta Beauty, Inc.(b)	12,255	6,687,186

		19,442,072

		54,942,105

Communication Services – 3.8%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A	371,442	14,081,366

Interactive Media & Services – 2.1%
Alphabet, Inc. - Class C(b)	162,511	16,901,144

		30,982,510

Real Estate – 2.2%
Specialized REITs – 2.2%
Weyerhaeuser Co.	612,417	18,452,124

Materials – 1.2%
Chemicals – 0.7%
Mosaic Co. (The)	115,801	5,312,950

Metals & Mining – 0.5%
BHP Group Ltd. (Sponsored ADR)(a)	67,599	4,286,452

		9,599,402

Company	Shares	U.S. $ Value

Utilities – 0.6%
Electric Utilities – 0.6%
IDACORP, Inc.	47,143	$5,107,001

Total Common Stocks (cost $672,515,910)		784,267,683

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $48,837,354)	48,837,354	48,837,354

Total Investments Before Security Lending Collateral for Securities Loaned – 101.2% (cost $721,353,264)		833,105,037

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $4,262,859)	4,262,859	4,262,859

Total Investments – 101.7% (cost $725,616,123)(f)		837,367,896
Other assets less liabilities – (1.7)%		(13,926,437)

Net Assets – 100.0%		$823,441,459

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $120,387,944 and gross unrealized depreciation of investments was $(8,636,171), resulting in net unrealized appreciation of $111,751,773.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$176,668,860	$—	$—	$176,668,860
Health Care	127,920,288	25,320,208	—	153,240,496
Industrials	151,293,756	—	—	151,293,756
Information Technology	64,421,111	—	—	64,421,111
Consumer Staples	62,673,807	—	—	62,673,807
Energy	56,886,511	—	—	56,886,511
Consumer Discretionary	54,942,105	—	—	54,942,105
Communication Services	30,982,510	—	—	30,982,510
Real Estate	18,452,124	—	—	18,452,124
Materials	9,599,402	—	—	9,599,402
Utilities	5,107,001	—	—	5,107,001
Short-Term Investments	48,837,354	—	—	48,837,354

Investments in Securities:	Level 1	Level 2	Level 3	Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$4,262,859	$—	$—	$4,262,859

Total Investments in Securities	812,047,688	25,320,208	—	837,367,896
Other Financial Instruments(a)	—	—	—	—

Total	$812,047,688	$25,320,208	$—	$837,367,896

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$45,583	$85,853	$82,599	$48,837	$472
Government Money Market Portfolio*	0	12,742	8,479	4,263	14
Total	$45,583	$98,595	$91,078	$53,100	$486

*	Investments of cash collateral for securities lending transactions.